VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(the “Portfolio”)

Supplement dated October 11, 2019

to the Portfolio’s Adviser Class, Class R6,

Service Class, and Service 2 Class Prospectus

(the “Prospectus”), dated May 1, 2019

Effective May 1, 2019, Nathan Wong has been added as a portfolio manager for the Portfolio.

Effective immediately, the Portfolio’s Prospectus is revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus is deleted and replaced with the following:

Portfolio Managers
Vladimir A. Demine	Alex Gabriele
Portfolio Manager (since 05/10)	Portfolio Manager (since 09/17)
Dirk Hoffman-Becking	William D. Lock
Portfolio Manager (since 05/15)	Portfolio Manager (since 06/09)
Bruno Paulson	Richard Perrott
Portfolio Manager (since 05/10)	Portfolio Manager (since 09/17)
Nic Sochovsky	Marcus Watson
Portfolio Manager (since 05/16)	Portfolio Manager (since 01/13)
Nathan Wong
Portfolio Manager (since 05/19)

2.	The following paragraph is included in sub-section entitled “Management of the Portfolio – The Sub-Advisers and Portfolio Managers – VY® Morgan Stanley Global Franchise Portfolio” of the Portfolio’s Prospectus:

Nathan Wong, Executive Director, has been associated with MSIM Limited in an investment management capacity since 2017. Prior to joining MSIM Limited, Mr. Wong was partner/senior analyst and developed markets equities generalist at Sloane Robinson from 2007 to 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(the “Portfolio”)

Supplement dated October 11, 2019

to the Portfolio’s Adviser Class, Class R6, Service Class,

and Service 2 Class Statement of Additional Information (the “SAI”),

dated May 1, 2019

Effective May 1, 2019, Nathan Wong was added as a portfolio manager for the Portfolio.

Effective immediately the Portfolio’s SAI is revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – VY® Global Franchise Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nathan Wong[2]	6	$5,008,225,537	28	$24,932,471,274	68[3]	$19,937,223,314
2	As of August 31, 2019.
3	Three of these accounts with total assets of $1,869,621,876 have performance-based advisory fees.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Nathan Wong[1]	None
1	As of August 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE